Fees Summary	Nov. 12, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 273,212,447.50
Previously Paid Amount	0.00
Total Fee Amount	41,828.83
Total Offset Amount	0.00
Net Fee	$ 41,828.83